Compensation and benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Compensation and benefits	7 Compensation and benefits

	2025	2024	2023
	$m	$m	$m
Wages and salaries	1,078.7	845.6	680.0
Share-based compensation expense	43.5	29.6	20.3
Employer’s national insurance contributions and similar taxes	63.7	60.0	43.2
Short-term monetary benefits	23.7	17.9	15.6
Defined contribution pension cost	15.1	11.8	8.9
Apprenticeship levy	1.1	0.8	0.7
Redundancy payments	8.4	5.4	1.6
Total staff costs	1,234.2	971.1	770.3
As at 31 December 2025, there were contributions totalling $4.1m (2024: $1.6m, 2023:$1.6m)
payable to the defined contribution pension scheme by the Group.